Personnel expenses - Summary of detailed information about personnel expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Disclosure Of Personnel Expenses Explanatory [Abstract]
Salaries and short-term employee benefits	$ 7,564	$ 5,402
Post-employment benefits	458	295
Share-based compensation	1,297	1,059
Termination benefits	876	87
Employee benefits expense	$ 10,195	$ 6,843